Operations - Additional Information (Details) R$ / shares in Units, $ / shares in Units, R$ in Thousands, $ in Thousands					12 Months Ended
	Jun. 16, 2021 BRL (R$)	Nov. 17, 2020 R$ / shares shares	Aug. 12, 2020 BRL (R$)	Aug. 12, 2020 USD ($) $ / shares shares	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 BRL (R$)	Apr. 02, 2019 shares
Disclosure of joint operations [line items]
Number of shares authorized (in shares)					630,000,000
Par value per share (in dollars per share) | $ / shares						$ 0.000079365
Retained earnings | R$					R$ 96,214		R$ 1,455,027
Linx
Disclosure of joint operations [line items]
Pro rata cash payment (in Brazilian reais per share) | R$ / shares		R$ 33.5229
Retained earnings | R$	R$ 100,000
Accumulated profits per share (in Brazilian reais per share) | R$ / shares		R$ 0.5636918
Dividends received | R$	R$ 20,129				R$ 20,129
Linx | Linx
Disclosure of joint operations [line items]
Dilutive effect of total shares of acquired company (in shares)		178,361,138
Estimated final price per share of acquired company | R$ / shares		R$ 37.78
Class B common stock | HR Holdings LLC
Disclosure of joint operations [line items]
Percentage of equity interest acquired					57.60%
Class A common stock
Disclosure of joint operations [line items]
Purchase of additional shares from selling shareholders (in shares)				31,481,250
Number of shares authorized (in shares)				31,481,250				19,500,000
Par value per share (in dollars per share) | $ / shares				$ 0.000079365
Class A common stock | Underwriters' option to purchase
Disclosure of joint operations [line items]
Purchase of additional shares from selling shareholders (in shares)				4,106,250
Class A common stock | Follow-On Prospectus Offering
Disclosure of joint operations [line items]
Offering price (in dollars per share) | $ / shares				$ 47,500
Proceeds from issue initial offering price | $				$ 1,495,359
Net proceeds of offering			R$ 7,872,554	1,464,702
Underwriting discounts and commissions | $				30,657
Other offering expenses			R$ 39,964	$ 7,278
Class A common stock | Linx
Disclosure of joint operations [line items]
Purchase of additional shares from selling shareholders (in shares)		0.0126730
STNE Par Class A Preferred Share | Linx
Disclosure of joint operations [line items]
Shares received upon issuance of business combination for each share of acquired company issued and outstanding		1
STNE Par Class B Preferred Share | Linx
Disclosure of joint operations [line items]
Shares received upon issuance of business combination for each share of acquired company issued and outstanding		1